UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2025

Updated June 27, 2024

Item 1. Reports to Stockholders.

Return Stacked Global Stocks & Bonds ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2025 Return Stacked Global Stocks & Bonds ETF Ticker: RSSB (Listed on CBOE)

This annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Global Stocks & Bonds ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$38	0.35%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Global Stocks & Bonds ETF - at NAV - $12,187
S&P Composite 1500 TR Index - $13,338
$14,000
$13,000
$12,000
$11,000
$10,000
12/4/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	1 Year	Since Inception (12/4/23)
Return Stacked Global Stocks & Bonds ETF - at NAV	14.88%	18.61%
S&P Composite 1500 TR Index	25.80%	28.22%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/ for more recent performance information.

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 14.88%, compared to the total return of the benchmark of 25.80%.

What Factors Influenced Performance?

There were two driving factors of the Fund's underperformance:

- Futures Ladder: The portfolio implements its U.S. Treasury exposure through an equal-weight ladder of 2-year, 5-year, 10-year, and US Long Bond Treasury futures exposure. We estimate that the equal-weight ladder lagged the broad U.S. Treasury index by 36 basis points this year. As the equal-weight ladder does not perfectly replicate a broad U.S. Treasury index, some tracking error is to be expected. Positive tracking error that had accrued from inception to August 2024 was erased in Q3 and Q4, leading to a drag on year-to-date performance.

- Fair-Value Pricing: The Fund gains exposure to international equities through an indexed ETF. Such funds can diverge from their benchmark due to fair-value pricing adjustments. These adjustments, which are required by the U.S. Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone difference among global securities markets. The ETF employed by the Fund ended up trailing its benchmark by 55 basis points at the end of the year. However, just one week before year end, it led its benchmark by 30 basis points. Two weeks prior to that it was trailing by nearly 80 basis points! Such swings, due to fair-value pricing, are commonplace and we do not expect them to be a permanent impact to performance over the long run.

Positioning

The aim of the Fund is to provide $1 of exposure to a global equity strategy and $1 of exposure to a U.S. Treasury strategy, for every $1 invested. The global equity strategy aspires to match market-capitalization weighted global equity markets, while the U.S. Treasury strategy is engineered as an equal-weight ladder of 2-, 5-, 10-year, and U.S. long bond Treasury futures.

Return Stacked Global Stocks & Bonds ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$246,825
Number of Holdings	8
Total Advisory Fee Paid	$778,497
Portfolio Turnover	14%

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Total Net Assets)
Vanguard Total Stock Market ETF	57.9
Vanguard Total International Stock ETF	33.8
First American Government Obligations Fund - Class X, 4.32%	4.2
U.S. Treasury 2 Year Notes	0.0*
U.S. Treasury 5 Year Note	-0.1
S&P 500 Index	-0.1
U.S. Treasury 10 Year Notes	-0.2
U.S. Treasury Long Bonds	-0.6

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/.

Return Stacked U.S. Stocks & Managed Futures ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2025 Return Stacked U.S. Stocks & Managed Futures ETF Ticker: RSST (Listed on CBOE)

This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Managed Futures ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$106	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked U.S. Stocks & Managed Futures ETF - at NAV - $12,579
S&P 500® Total Return Index - $13,700
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
9/5/2023
10/31/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
1/31/2025

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	1 Year	Since Inception (9/5/23)
Return Stacked U.S. Stocks & Managed Futures ETF - at NAV	24.65%	17.75%
S&P 500® Total Return Index	26.38%	25.10%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/ for more recent performance information.

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 24.65%, compared to the total return of the benchmark of 26.38%.

What Factors Influenced Performance?

The main drivers of positive performance in the Fund were futures on foreign currency, metals and equity indices.

Positioning

There were a few key trends that occurred from a positioning perspective over the period:

- The program flipped significantly negative on bonds. We estimate that bond shorts account for approximately 24% of the program’s total risk exposure.

- Net exposure to equities fell over the quarter. Exposure in the S&P 500, specifically, was trimmed from 28% to 14%. Total, equities are responsible for just under 30% of the program’s total risk exposure.

- Energy exposure has largely been taken towards zero, accounting for just under 4% of the program’s total risk exposure at year end 2024.

- Positions in metals were dramatically reduced over the quarter and now account for just over 4% of the program’s total risk exposure.

- The program flipped from long to short in its Australian Dollar, Euro, and Yen exposures, and increased its short in the Canadian Dollar. We estimate that currency exposure accounts for approximately 38% of the program’s total risk profile.

Return Stacked U.S. Stocks & Managed Futures ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$282,674
Number of Holdings	29
Total Advisory Fee Paid	$1,710,174
Portfolio Turnover	118%

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	74.4
First American Government Obligations Fund - Class X, 4.32%	10.2
German Stock Index	1.2
Canadian Dollar/US Dollar Cross Currency Rate	0.7
Euro/US Dollar Cross Currency Rate	0.4
Australian Dollar/US Dollar Cross Currency Rate	0.2
S&P/Toronto Stock Exchange 60 Index	0.2
Euro STOXX 50 Quanto Index	0.2
FTSE 100 Index	0.2
Gold	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/.

Return Stacked Bonds & Managed Futures ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2025 Return Stacked Bonds & Managed Futures ETF Ticker: RSBT (Listed on CBOE)

This annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Managed Futures ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$95	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Bonds & Managed Futures ETF - at NAV - $8,785
Bloomberg U.S. Aggregate Bond Index - $10,512
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
2/7/2023
3/31/2023
5/31/2023
7/31/2023
9/30/2023
11/30/2023
1/31/2024
3/31/2024
5/31/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	1 Year	Since Inception (2/7/23)
Return Stacked Bonds & Managed Futures ETF - at NAV	1.60%	-6.32%
Bloomberg U.S. Aggregate Bond Index	2.07%	2.55%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/ for more recent performance information.

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 1.60%, compared to the total return of the benchmark of 2.07%.

What Factors Influenced Performance?

The main drivers of positive performance in the Fund were futures on foreign currency, metals and equity indices.

Positioning

There were a few key trends that occurred from a positioning perspective over the period:

- The program flipped significantly negative on bonds. We estimate that bond shorts account for approximately 24% of the program’s total risk exposure.

- Net exposure to equities fell over the quarter. Exposure in the S&P 500, specifically, was trimmed from 28% to 14%. Total, equities are responsible for just under 30% of the program’s total risk exposure.

- Energy exposure has largely been taken towards zero, accounting for just under 4% of the program’s total risk exposure at year end 2024.

- Positions in metals were dramatically reduced over the quarter and now account for just over 4% of the program’s total risk exposure.

- The program flipped from long to short in its Australian Dollar, Euro, and Yen exposures, and increased its short in the Canadian Dollar. We estimate that currency exposure accounts for approximately 38% of the program’s total risk profile.

Return Stacked Bonds & Managed Futures ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$88,853
Number of Holdings	29
Total Advisory Fee Paid	$750,052
Portfolio Turnover	103%

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	49.8
First American Government Obligations Fund - Class X, 4.32%	35.5
German Stock Index	1.2
Canadian Dollar/US Dollar Cross Currency Rate	0.7
Euro/US Dollar Cross Currency Rate	0.3
S&P/Toronto Stock Exchange 60 Index	0.2
Euro STOXX 50 Quanto Index	0.2
FTSE 100 Index	0.2
Australian Dollar/US Dollar Cross Currency Rate	0.2
Gold	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/.

Return Stacked U.S. Stocks & Futures Yield ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2025 Return Stacked U.S. Stocks & Futures Yield ETF Ticker: RSSY (Listed on CBOE)

This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Futures Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$64	0.95%

The Fund commenced operations on May 28, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked U.S. Stocks & Futures Yield ETF - at NAV - $10,109
S&P 500® Total Return Index - $11,486
$11,500
$11,000
$10,500
$10,000
$9,500
5/28/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025

Annual Performance

Returns for the Period Ending January 31, 2025	Since Inception (5/28/24)
Return Stacked U.S. Stocks & Futures Yield ETF - at NAV	1.09%
S&P 500® Total Return Index	14.86%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/ for more recent performance information.

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 1.09%, compared to the total return of the benchmark of 14.86%.

It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The main driver of underperformance compared to the benchmark arised from the the futures yield program struggled to find its footing early in the quarter. Long positions in bonds proved to be especially painful as the 10-year U.S. Treasury yield rose over a quarter point in the first half of October. Bond positions proved to be a headwind throughout the entire quarter, with 10-year rates climbing almost 75 basis points by quarter end. However, losses in the latter part of the quarter were curbed by gains in currency exposures. Shorts in the Canadian Dollar, the Euro, and the Yen proved fruitful as the U.S. Dollar Index climbed nearly 7%. Losses in the energy complex were offset by gains in metals. Finally, mixed positioning in global equities proved to be a drag.

Positioning

The aim of the Fund is to provide $1 of exposure to a U.S. equity strategy and $1 of exposure to a futures yield (carry) strategy for every $1 invested. The U.S. equity strategy attempts to track large-cap U.S. equities, while the futures yield strategy will invest long and short across commodities, currencies, bonds, and equities via futures contracts using a systematic and quantitative process that seeks to harvest roll yield (carry) in futures contracts.

Return Stacked Global Stocks & Bonds ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$147,581
Number of Holdings	28
Total Advisory Fee Paid	$939,571
Portfolio Turnover	75%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	74.2
First American Government Obligations Fund - Class X, 4.32%	10.9
Canadian Dollar/US Dollar Cross Currency Rate	1.7
Euro/US Dollar Cross Currency Rate	0.7
Euro STOXX 50 Quanto Index	0.5
S&P 500 Index	0.2
Natural Gas	0.2
Japanese Yen/US Dollar Cross Currency Rate	0.1
Nikkei 225 Index	0.0*
Nasdaq 100 Index	0.0*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/.

Return Stacked Bonds & Futures Yield ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2025 Return Stacked Bonds & Futures Yield ETF Ticker: RSBY (Listed on CBOE)

This annual shareholder report contains important information about the Return Stacked Bonds & Futures Yield ETF (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Futures Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Futures Yield ETF	$40	0.94%

The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Bonds & Futures Yield ETF - at NAV - $8,958
Bloomberg U.S. Aggregate Bond Index - $9,847
$10,500
$10,000
$9,500
$9,000
$8,500
8/20/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025

Annual Performance

Returns for the Period Ending January 31, 2025	Since Inception (8/20/24)
Return Stacked Bonds & Futures Yield ETF - at NAV	-10.42%
Bloomberg U.S. Aggregate Bond Index	-1.53%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/ for more recent performance information.

How did the Fund perform last year?

During the reporting period, the Fund generated a negative total return of -10.42%, compared to the total return of the benchmark of -1.53%.

It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The main driver of underperformance compared to the benchmark arrised from the the futures yield program struggled to find its footing early in the quarter. Long positions in bonds proved to be especially painful as the 10-year U.S. Treasury yield rose over a quarter point in the first half of October. Bond positions proved to be a headwind throughout the entire quarter, with 10-year rates climbing almost 75 basis points by quarter end. However, losses in the latter part of the quarter were curbed by gains in currency exposures. Shorts in the Canadian Dollar, the Euro, and the Yen proved fruitful as the U.S. Dollar Index climbed nearly 7%. Losses in the energy complex were offset by gains in metals. Finally, mixed positioning in global equities proved to be a drag.

Positioning

The aim of the Fund is to provide $1 of exposure to a bond strategy and $1 of exposure to a futures yield (carry) strategy for every $1 invested. The bond strategy attempts to track the broad U.S. bond market, while the futures yield strategy will invest long and short across commodities, currencies, bonds, and equities via futures contracts using a systematic and quantitative process that seeks to harvest roll yield (carry) in futures contracts.

Return Stacked Bonds & Managed Futures ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$108,580
Number of Holdings	29
Total Advisory Fee Paid	$441,228
Portfolio Turnover	32%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	49.7
First American Government Obligations Fund - Class X, 4.32%	35.0
Canadian Dollar/US Dollar Cross Currency Rate	1.6
Euro/US Dollar Cross Currency Rate	0.6
Euro STOXX 50 Quanto Index	0.5
Natural Gas	0.2
Japanese Yen/US Dollar Cross Currency Rate	0.1
S&P 500 Index	0.0*
Nikkei 225 Index	0.0*
Nasdaq 100 Index	0.0*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/.

Return Stacked Bonds & Merger Arbitrage ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2025 Return Stacked Bonds & Merger Arbitrage ETF Ticker: RSBA (Listed on CBOE)

This annual shareholder report contains important information about the Return Stacked Bonds & Merger Arbitrage ETF (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Merger Arbitrage ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Merger Arbitrage ETF	$12	0.95%

The Fund commenced operations on December 17, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Bonds & Merger Arbitrage ETF - at NAV - $10,040
Bloomberg U.S. Treasury Index - $9,982
$10,100
$10,000
$9,900
12/17/2024
12/31/2024
1/31/2025

Annual Performance

Returns for the Period Ending January 31, 2025	Since Inception (12/17/24)
Return Stacked Bonds & Merger Arbitrage ETF - at NAV	0.40%
Bloomberg U.S. Treasury Index	-0.18%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/ for more recent performance information.

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 0.40%, compared to the total return of the benchmark of -0.18%.

It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The merger arbitrage strategy component of the Fund seeks to track the AlphaBeta Merger Arbitrage Index. The Index endeavors to generate long-term annualized returns equal to the risk-free rate plus 400 basis points. In pursuing this goal, the Index invests in a maximum of 20 deals at a time.

Positioning

The aim of the Fund is to provide $1 of exposure to core U.S. Treasuries and $1 of exposure to a merger arbitrage strategy, for every $1 invested. Merger arbitrage is a strategy that invests in companies involved in publicly announced merger and acquisition deals. The strategy seeks to capture the spread between the current trading price and the expected deal price.

Return Stacked Bonds & Merger Arbitrage ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$9,034
Number of Holdings	12
Total Advisory Fee Paid	$9,087
Portfolio Turnover	2%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities. Common Stocks include securities sold short.

Top Ten Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 4.32%	55.9
ALLETE, Inc.	12.4
HashiCorp, Inc. - Class A	12.3
Infinera Corp.	7.9
Enfusion, Inc. - Class A	6.3
PlayAGS, Inc.	2.3
U.S. Treasury 5 Year Note	0.1
U.S. Treasury 10 Year Notes	0.0*
U.S. Treasury 2 Year Notes	0.0*
U.S. Treasury Long Bonds	0.0*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Return Stacked Bonds & Futures Yield ETF

	FYE 1/31/2025	FYE 1/31/2024
( a ) Audit Fees	$17,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	N/A
( d ) All Other Fees	N/A	N/A

Return Stacked Bonds & Managed Futures ETF

	FYE 1/31/2025	FYE 1/31/2024
( a ) Audit Fees	$17,000	$14,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	$4,500
( d ) All Other Fees	N/A	N/A

Return Stacked Bonds & Merger Arbitrage ETF

	FYE 1/31/2025	FYE 1/31/2024
( a ) Audit Fees	$16,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$4,000	N/A
( d ) All Other Fees	N/A	N/A

Return Stacked Global Stocks & Bonds ETF

	FYE 1/31/2025	FYE 1/31/2024
( a ) Audit Fees	$14,000	$11,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Return Stacked U.S. Stocks & Futures Yield ETF

	FYE 1/31/2025	FYE 1/31/2024
( a ) Audit Fees	$17,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	N/A
( d ) All Other Fees	N/A	N/A

Return Stacked U.S. Stocks & Managed Futures ETF

	FYE 1/31/2025	FYE 1/31/2024
( a ) Audit Fees	$17,000	$14,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	$4,500
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 1/31/2025	FYE 1/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 1/31/2025	FYE 1/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
January 31, 2025

Tidal Trust II
● Return Stacked Bonds & Futures Yield ETF	| RSBY	| Cboe BZX Exchange, Inc.
● Return Stacked Bonds & Managed Futures ETF	| RSBT	| Cboe BZX Exchange, Inc.
● Return Stacked Bonds & Merger Arbitrage ETF	| RSBA	| Cboe BZX Exchange, Inc.
● Return Stacked Global Stocks & Bonds ETF	| RSSB	| Cboe BZX Exchange, Inc.
● Return Stacked U.S. Stocks & Futures Yield ETF	| RSSY	| Cboe BZX Exchange, Inc.
● Return Stacked U.S. Stocks & Managed Futures ETF	| RSST	| Cboe BZX Exchange, Inc.

Return Stacked ETFs

Consolidated Schedule of Investments	Return Stacked Bonds & Futures Yield ETF

January 31, 2025

EXCHANGE TRADED FUNDS - 49.7%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	554,096	$53,968,951
TOTAL EXCHANGE TRADED FUNDS (Cost $55,262,315)		53,968,951

SHORT-TERM INVESTMENTS - 35.0%
Money Market Funds - 35.0%
First American Government Obligations Fund - Class X, 4.32% (a)(b)	37,974,286	37,974,286
TOTAL SHORT-TERM INVESTMENTS (Cost $37,974,286)		37,974,286

TOTAL INVESTMENTS - 84.7% (Cost $93,236,601)		91,943,237
Other Assets in Excess of Liabilities - 15.3%		16,636,412
TOTAL NET ASSETS - 100.0%		$108,579,649
Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Futures Contracts	Return Stacked Bonds & Futures Yield ETF

January 31, 2025

The Return Stacked Bonds & Futures Yield ETF & Return Stacked RSBY Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	23	03/17/2025	$1,429,795	$(9,059)
Brent Crude Oil (a)	108	02/28/2025	8,172,360	(255,519)
British Pound/U.S. Dollar Cross Currency Rate	630	03/17/2025	48,821,063	(1,367,691)
Crude Oil (a)	98	02/20/2025	7,107,940	(346,387)
Euro STOXX 50 Quanto Index	200	03/21/2025	11,000,572	533,293
Euro-Bund	250	03/06/2025	34,440,459	(646,951)
Long Gilt	252	03/27/2025	29,048,260	(200,126)
Low Sulphur Gas Oil (a)	80	03/12/2025	5,656,000	(111,365)
NY Harbor ULSD (a)	48	02/28/2025	4,832,957	(144,279)
Reformulated Gasoline Blendstock (a)	133	02/28/2025	11,500,457	(159,694)
U.S. Treasury 10 Year Notes	442	03/20/2025	48,108,937	(408,150)
U.S. Treasury 2 Year Notes	65	03/31/2025	13,365,625	(4,999)
U.S. Treasury 5 Year Notes	659	03/31/2025	70,111,422	(278,589)
U.S. Treasury Long Bonds	233	03/20/2025	26,540,156	(530,838)
				$(3,930,354)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(1,160)	03/18/2025	$80,092,200	$1,746,273
Copper (a)	(123)	03/27/2025	13,157,925	(203,283)
Euro/U.S. Dollar Cross Currency Rate	(342)	03/17/2025	44,447,175	701,412
FTSE 100 Index	(171)	03/21/2025	18,402,473	(461,187)
German Stock Index	(8)	03/21/2025	4,535,787	(53,044)
Gold (a)	(68)	04/28/2025	19,278,000	(284,560)
Japanese Yen/U.S. Dollar Cross Currency Rate	(203)	03/17/2025	16,436,656	161,628
Nasdaq 100 Index	(8)	03/21/2025	3,454,280	11,847
Natural Gas (a)	(71)	02/26/2025	2,161,240	190,841
Nikkei 225 Index	(12)	03/13/2025	2,363,700	17,500
S&P 500 Index	(14)	03/21/2025	4,247,075	18,357
S&P/Toronto Stock Exchange 60 Index	(65)	03/20/2025	13,845,123	(424,587)
Silver (a)	(31)	03/27/2025	5,001,075	(183,684)
				$1,237,513
Net Unrealized Appreciation (Depreciation)				$(2,692,841)

(a)	Futures held in the Return Stacked RSBY Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	2

Consolidated Schedule of Investments	Return Stacked Bonds & Managed Futures ETF

January 31, 2025

EXCHANGE TRADED FUNDS - 49.8%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	453,891	$44,208,983
TOTAL EXCHANGE TRADED FUNDS (Cost $43,368,045)		44,208,983

SHORT-TERM INVESTMENTS - 35.5%
Money Market Funds - 35.5%
First American Government Obligations Fund - Class X, 4.32% (a)(b)	31,584,638	31,584,638
TOTAL SHORT-TERM INVESTMENTS (Cost $31,584,638)		31,584,638

TOTAL INVESTMENTS - 85.3% (Cost $74,952,683)		75,793,621
Other Assets in Excess of Liabilities - 14.7%		13,059,715
TOTAL NET ASSETS - 100.0%		$88,853,336
Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	3

Consolidated Schedule of Futures Contracts	Return Stacked Bonds & Managed Futures ETF

January 31, 2025

The Return Stacked Bonds & Managed Futures ETF & Return Stacked Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Brent Crude Oil (a)	9	02/28/2025	$681,030	$(21,668)
Copper (a)	23	03/27/2025	2,460,425	(42,077)
Euro STOXX 50 Quanto Index	118	03/21/2025	6,490,337	203,209
FTSE 100 Index	94	03/21/2025	10,115,979	193,694
German Stock Index	37	03/21/2025	20,978,014	1,072,500
Gold (a)	29	04/28/2025	8,221,500	110,237
Low Sulphur Gas Oil (a)	3	03/12/2025	212,100	(5,322)
Nasdaq 100 Index	20	03/21/2025	8,635,700	(124,717)
Natural Gas (a)	14	02/26/2025	426,160	(46,396)
Nikkei 225 Index	10	03/13/2025	1,969,750	(13,715)
NY Harbor ULSD (a)	7	02/28/2025	704,806	(23,112)
Reformulated Gasoline Blendstock (a)	7	02/28/2025	605,287	(10,501)
S&P 500 Index	34	03/21/2025	10,314,325	(97,563)
S&P/Toronto Stock Exchange 60 Index	56	03/20/2025	11,928,106	214,000
Silver (a)	10	03/27/2025	1,613,250	40,989
U.S. Treasury 5 Year Notes	164	03/31/2025	17,448,063	(29,702)
U.S. Treasury Long Bonds	24	03/20/2025	2,733,750	(8,569)
				$1,411,287

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(325)	03/17/2025	$20,203,625	$168,563
British Pound/U.S. Dollar Cross Currency Rate	(48)	03/17/2025	3,719,700	(50,937)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(428)	03/18/2025	29,551,260	603,058
Crude Oil (a)	(8)	02/20/2025	580,240	28,152
Euro/U.S. Dollar Cross Currency Rate	(284)	03/17/2025	36,909,350	307,899
Euro-Bund	(126)	03/06/2025	17,357,992	(188,056)
Japanese Yen/U.S. Dollar Cross Currency Rate	(171)	03/17/2025	13,845,656	56
Long Gilt	(65)	03/27/2025	7,492,607	(234,133)
U.S. Treasury 10 Year Notes	(136)	03/20/2025	14,802,750	45,455
U.S. Treasury 2 Year Notes	(565)	03/31/2025	116,178,125	(99,783)
				$580,274
Net Unrealized Appreciation (Depreciation)				$1,991,561

(a)	Futures held in the Return Stacked Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Return Stacked Bonds & Merger Arbitrage ETF

January 31, 2025

COMMON STOCKS - 41.2%	Shares	Value
Computers - 2.3%
PlayAGS, Inc. (a)	17,472	$210,363

Electric - 12.4%
ALLETE, Inc.	17,027	1,117,312

Software - 18.6%
Enfusion, Inc. - Class A (a) (c)	50,795	566,872
HashiCorp, Inc. - Class A (a) (c)	32,405	1,108,252
		1,675,124

Telecommunications - 7.9%
Infinera Corp. (a)	107,669	712,769
TOTAL COMMON STOCKS (Cost $3,671,210)		3,715,568

SHORT-TERM INVESTMENTS - 55.9%
Money Market Funds - 55.9%
First American Government Obligations Fund - Class X, 4.32% (b) (d)	5,053,970	5,053,970
TOTAL SHORT-TERM INVESTMENTS (Cost $5,053,970)		5,053,970

TOTAL INVESTMENTS - 97.1% (Cost $8,725,180)		8,769,538
Other Assets in Excess of Liabilities - 2.9%		264,960
TOTAL NET ASSETS - 100.0%		$9,034,498

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

(c)	All or a portion of this security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of January 31, 2025 is $9,034,498 or 11% of net assets.

(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.	5

Schedule of Securities Sold Short	Return Stacked Bonds & Merger Arbitrage ETF

January 31, 2025

COMMON STOCKS - (6.6)%	Shares	Value
Software - (3.5)%
Clearwater Analytics Holdings, Inc. - Class A	(11,297)	$(318,124)

Telecommunications - (3.1)%
Nokia Oyj - ADR	(60,306)	(277,408)
TOTAL COMMON STOCKS (Proceeds $567,626)		(595,532)

TOTAL SECURITIES SOLD SHORT - (6.6)% (Proceeds $567,626)		$(595,532)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	6

Schedule of Futures Contracts	Return Stacked Bonds &
Merger Arbitrage ETF

January 31, 2025

The Return Stacked Bonds & Merger Arbitrage ETF had the following futures contracts outstanding with StoneX.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
U.S. Treasury 10 Year Notes	21	03/20/2025	$2,285,719	$3,809
U.S. Treasury 2 Year Notes	11	03/31/2025	2,261,875	2,694
U.S. Treasury 5 Year Notes	21	03/31/2025	2,234,203	5,030
U.S. Treasury Long Bonds	20	03/20/2025	2,278,125	857
Net Unrealized Appreciation (Depreciation)				$12,390

The accompanying notes are an integral part of these financial statements.	7

Schedule of Investments	Return Stacked Global Stocks & Bonds ETF

January 31, 2025

EXCHANGE TRADED FUNDS - 91.7%	Shares	Value
Vanguard Total International Stock ETF (a)	1,370,566	$83,494,881
Vanguard Total Stock Market ETF (a)	478,440	142,862,184
TOTAL EXCHANGE TRADED FUNDS (Cost $207,766,773)		226,357,065

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Government Obligations Fund - Class X, 4.32% (b)	10,366,218	10,366,218
TOTAL SHORT-TERM INVESTMENTS (Cost $10,366,218)		10,366,218

TOTAL INVESTMENTS - 95.9% (Cost $218,132,991)		236,723,283
Other Assets in Excess of Liabilities - 4.1%		10,101,619
TOTAL NET ASSETS - 100.0%		$246,824,902

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	8

Schedule of Futures Contracts	Return Stacked Global Stocks & Bonds ETF

January 31, 2025

The Return Stacked Global Stocks & Bonds ETF had the following futures contracts outstanding with PhillipCapital Inc.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
S&P 500 Index	81	03/21/2025	$24,572,362	$(339,830)
U.S. Treasury 10 Year Notes	577	03/20/2025	62,802,844	(612,033)
U.S. Treasury 2 Year Notes	305	03/31/2025	62,715,625	(21,251)
U.S. Treasury 5 Year Notes	596	03/31/2025	63,408,813	(296,926)
U.S. Treasury Long Bonds	544	03/20/2025	61,965,000	(1,495,603)
Net Unrealized Appreciation (Depreciation)				$(2,765,643)

The accompanying notes are an integral part of these financial statements.	9

Consolidated Schedule of Investments	Return Stacked U.S. Stocks & Futures Yield ETF

January 31, 2025

EXCHANGE TRADED FUNDS - 74.2%	Shares	Value
iShares Core S&P 500 ETF (a)	181,125	$109,519,042
TOTAL EXCHANGE TRADED FUNDS (Cost $95,763,837)		109,519,042

SHORT-TERM INVESTMENTS - 10.9%
Money Market Funds - 10.9%
First American Government Obligations Fund - Class X, 4.32% (b)	16,131,750	16,131,750
TOTAL SHORT-TERM INVESTMENTS (Cost $16,131,750)		16,131,750

TOTAL INVESTMENTS - 85.1% (Cost $111,895,587)		125,650,792
Other Assets in Excess of Liabilities - 14.9%		21,930,405
TOTAL NET ASSETS - 100.0%		$147,581,197

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	10

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks & Futures Yield ETF

January 31, 2025

The Return Stacked U.S. Stocks & Futures Yield ETF & Return Stacked RSSY Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	32	03/17/2025	$1,989,280	$(12,781)
Brent Crude Oil (a)	147	02/28/2025	11,123,490	(342,564)
British Pound/U.S. Dollar Cross Currency Rate	859	03/17/2025	66,567,131	(1,915,553)
Crude Oil (a)	133	02/20/2025	9,646,490	(481,471)
Euro STOXX 50 Quanto Index	273	03/21/2025	15,015,780	723,515
Euro-Bund	342	03/06/2025	47,114,549	(852,095)
Long Gilt	343	03/27/2025	39,537,910	(356,811)
Low Sulphur Gas Oil (a)	109	03/12/2025	7,706,300	(153,898)
NY Harbor ULSD (a)	66	02/28/2025	6,645,316	(203,699)
Reformulated Gasoline Blendstock (a)	181	02/28/2025	15,650,998	(220,546)
S&P 500 Index	101	03/21/2025	30,639,613	342,527
U.S. Treasury 10 Year Notes	434	03/20/2025	47,238,187	(275,885)
U.S. Treasury 5 Year Notes	726	03/31/2025	77,239,594	(247,274)
U.S. Treasury Long Bonds	157	03/20/2025	17,883,281	(157,768)
				$(4,154,303)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(1,580)	03/18/2025	$109,091,100	$2,456,094
Copper (a)	(167)	03/27/2025	17,864,825	(253,254)
Euro/U.S. Dollar Cross Currency Rate	(466)	03/17/2025	60,562,525	989,988
FTSE 100 Index	(234)	03/21/2025	25,182,331	(617,486)
German Stock Index	(11)	03/21/2025	6,236,707	(74,443)
Gold (a)	(93)	04/28/2025	26,365,500	(394,950)
Japanese Yen/U.S. Dollar Cross Currency Rate	(277)	03/17/2025	22,428,344	198,308
Nasdaq 100 Index	(12)	03/21/2025	5,181,420	9,714
Natural Gas (a)	(97)	02/26/2025	2,952,680	263,255
Nikkei 225 Index	(16)	03/13/2025	3,151,600	22,971
S&P/Toronto Stock Exchange 60 Index	(89)	03/20/2025	18,957,169	(563,907)
Silver (a)	(42)	03/27/2025	6,775,650	(241,519)
				$1,794,771
Net Unrealized Appreciation (Depreciation)				$(2,359,532)

(a)	Futures held in the Return Stacked RSSY Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	11

Consolidated Schedule of Investments	Return Stacked U.S. Stocks & Managed Futures ETF

January 31, 2025

EXCHANGE TRADED FUNDS - 74.4%	Shares	Value
iShares Core S&P 500 ETF (a)	347,524	$210,133,862
TOTAL EXCHANGE TRADED FUNDS (Cost $180,960,624)		210,133,862

SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds - 10.2%
First American Government Obligations Fund - Class X, 4.32% (b)	28,911,400	28,911,400
TOTAL SHORT-TERM INVESTMENTS (Cost $28,911,400)		28,911,400

TOTAL INVESTMENTS - 84.6% (Cost $209,872,024)		239,045,262
Other Assets in Excess of Liabilities - 15.4%		43,628,740
TOTAL NET ASSETS - 100.0%		$282,674,002

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	12

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks & Managed Futures ETF

January 31, 2025

The Return Stacked U.S. Stocks & Managed Futures ETF & Newfound RSST Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Brent Crude Oil (a)	28	02/28/2025	$2,118,760	$(67,225)
Copper (a)	75	03/27/2025	8,023,125	(136,042)
Euro STOXX 50 Quanto Index	378	03/21/2025	20,791,081	606,757
FTSE 100 Index	299	03/21/2025	32,177,423	556,501
German Stock Index	118	03/21/2025	66,902,854	3,256,793
Gold (a)	92	04/28/2025	26,082,000	349,576
Low Sulphur Gas Oil (a)	12	03/12/2025	848,400	(21,342)
Nasdaq 100 Index	64	03/21/2025	27,634,240	(406,485)
Natural Gas (a)	45	02/26/2025	1,369,800	(149,464)
Nikkei 225 Index	32	03/13/2025	6,303,200	(47,333)
NY Harbor ULSD (a)	25	02/28/2025	2,517,165	(82,766)
Reformulated Gasoline Blendstock (a)	22	02/28/2025	1,902,331	(34,806)
S&P 500 Index	340	03/21/2025	103,143,250	(1,259,804)
S&P/Toronto Stock Exchange 60 Index	177	03/20/2025	37,701,336	647,945
Silver (a)	34	03/27/2025	5,485,050	126,243
U.S. Treasury 5 Year Notes	192	03/31/2025	20,427,000	(33,513)
				$3,305,035

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(1,039)	03/17/2025	$64,589,435	$684,534
British Pound/U.S. Dollar Cross Currency Rate	(152)	03/17/2025	11,779,050	(157,906)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(1,367)	03/18/2025	94,384,515	1,912,514
Crude Oil (a)	(28)	02/20/2025	2,030,840	86,995
Euro/U.S. Dollar Cross Currency Rate	(907)	03/17/2025	117,875,987	1,265,769
Euro-Bund	(403)	03/06/2025	55,518,021	(596,538)
Japanese Yen/U.S. Dollar Cross Currency Rate	(544)	03/17/2025	44,047,000	5,248
Long Gilt	(208)	03/27/2025	23,976,342	(733,233)
U.S. Treasury 10 Year Notes	(757)	03/20/2025	82,394,719	21,643
U.S. Treasury 2 Year Notes	(1,973)	03/31/2025	405,698,125	(373,794)
U.S. Treasury Long Bonds	(231)	03/20/2025	26,312,344	(327,505)
				$1,787,727
Net Unrealized Appreciation (Depreciation)				$5,092,762

(a)	Futures held in the Newfound RSST Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	13

Statements of Assets and Liabilities	Return Stacked ETFs

January 31, 2025

	Return Stacked Bonds & Futures Yield ETF (Consolidated)	Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Bonds & Merger Arbitrage ETF	Return Stacked Global Stocks & Bonds ETF	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)
ASSETS:
Investments, at value (Note 2)	$91,943,237	$75,793,621	$8,769,538	$236,723,283	$125,650,792
Deposit at broker for futures contracts	19,106,260	11,627,358	270,002	12,759,986	24,015,256
Unrealized appreciation on futures contracts	3,381,151	2,987,812	12,390	—	5,006,372
Interest receivable	172,243	130,697	19,208	58,473	65,449
Receivable for investments sold	138,137	428,601	—	—	327,184
Receivable for fund shares sold	—	—	—	1,198,185	—
Deposit at broker for securities sold short	—	—	565,750	—	—
Receivable for transaction fee	—	429	—	599	—
Prepaid expenses and other assets	—	—	258	—	—
Total assets	114,741,028	90,968,518	9,637,146	250,740,526	155,065,053

LIABILITIES:
Securities sold short, at value	—	—	595,532	—	—
Unrealized depreciation on futures contracts	6,073,992	996,251	—	2,765,643	7,365,904
Payable to adviser, net (Note 4)	86,344	68,914	7,116	69,395	117,952
Interest payable	1,043	—	—	—	—
Payable for investments purchased	—	191,332	—	1,080,586	—
Payable for fund shares redeemed	—	858,685	—	—	—
Total liabilities	6,161,379	2,115,182	602,648	3,915,624	7,483,856
NET ASSETS	$108,579,649	$88,853,336	$9,034,498	$246,824,902	$147,581,197

NET ASSETS CONSISTS OF:
Paid-in capital	$118,064,395	$91,664,633	$8,992,144	$231,265,025	$152,585,126
Total distributable earnings/(accumulated losses)	(9,484,746)	(2,811,297)	42,354	15,559,877	(5,003,929)
Total net assets	$108,579,649	$88,853,336	$9,034,498	$246,824,902	$147,581,197

Net assets	$108,579,649	$88,853,336	$9,034,498	$246,824,902	$147,581,197
Shares issued and outstanding(a)	6,200,000	5,175,000	450,000	10,300,000	7,300,000
Net asset value per share	$17.51	$17.17	$20.08	$23.96	$20.22

COST:
Investments, at cost	$93,236,601	$74,952,683	$8,725,180	$218,132,991	$111,895,587

PROCEEDS:
Securities sold short proceeds	$—	$—	$567,626	$—	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	14

Statements of Assets and Liabilities	Return Stacked ETFs

January 31, 2025

Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
ASSETS:
Investments, at value (Note 2)	$239,045,262
Deposit at broker for future contracts	39,616,574
Unrealized appreciation on futures contracts	9,520,518
Interest receivable	167,097
Total assets	288,349,451

LIABILITIES:
Payable for investments purchased	1,031,640
Unrealized depreciation on futures contracts	4,427,756
Payable to adviser (Note 4)	216,053
Total liabilities	5,675,449
NET ASSETS	$282,674,002

NET ASSETS CONSISTS OF:
Paid-in capital	$251,584,801
Total distributable earnings	31,089,201
Total net assets	$282,674,002

Net assets	$282,674,002
Shares issued and outstanding(a)	11,350,000
Net asset value per share	$24.91

COST:
Investments, at cost	$209,872,024

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	15

Statements of Operations	Return Stacked ETFs

For the Periods Ended January 31, 2025

	Return Stacked Bonds & Futures Yield ETF (Consolidated)(a)	Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Bonds & Merger Arbitrage ETF(b)	Return Stacked Global Stocks & Bonds ETF	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)(c)
INVESTMENT INCOME:
Dividend income	$823,018	$1,434,144	$—	$3,196,402	$1,118,015
Broker interest income	980,005	1,631,992	26,016	552,399	832,952
Total investment income	1,803,023	3,066,136	26,016	3,748,801	1,950,967

EXPENSES:
Investment advisory fee (Note 4)	441,228	750,052	9,087	778,497	939,571
Broker interest expense	32	2,229	38	79	956
Total expenses	441,260	752,281	9,125	778,576	940,527
Expense reimbursement by Adviser (Note 4)	—	—	—	(233,549)	—
Net expenses	441,260	752,281	9,125	545,027	940,527
NET INVESTMENT INCOME	1,361,763	2,313,855	16,891	3,203,774	1,010,440

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(365,136)	(183,858)	66	1,435,742	892,317
Securities sold short	—	—	(2,182)	—	—
Futures contracts	(8,471,282)	(4,671,332)	—	(851,586)	(12,866,366)
Foreign currency translation	(26,922)	(1,589)	—	—	(9,202)
Net realized gain (loss)	(8,863,340)	(4,856,779)	(2,116)	584,156	(11,983,251)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,293,364)	(202,702)	44,358	17,505,782	13,755,206
Securities sold short	—	—	(27,906)	—	—
Future contracts	(2,692,841)	1,134,820	12,390	(3,318,747)	(2,359,532)
Foreign currency translation	(90,679)	(172,457)	—	—	(21,779)
Net change in unrealized appreciation (depreciation)	(4,076,884)	759,661	28,842	14,187,035	11,373,895
Net realized and unrealized gain (loss)	(12,940,224)	(4,097,118)	26,726	14,771,191	(609,356)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,578,461)	$(1,783,263)	$43,617	$17,974,965	$401,084

(a)	Inception date of the Fund was August 20, 2024.

(b)	Inception date of the Fund was December 17, 2024.

(c)	Inception date of the Fund was May 28, 2024.

The accompanying notes are an integral part of these financial statements.	16

Statements of Operations	Return Stacked ETFs

For the Periods Ended January 31, 2025

Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$1,889,507
Broker interest income	1,527,782
Total investment income	3,417,289

EXPENSES:
Investment advisory fee (Note 4)	1,710,174
Broker interest expense	1,328
Total expenses	1,711,502
NET INVESTMENT INCOME	1,705,787

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,356,122)
Futures contracts	(4,356,086)
Foreign currency translation	(32,078)
Net realized gain (loss)	(5,744,286)
Net change in unrealized appreciation (depreciation) on:
Investments	26,834,783
Future contracts	3,965,951
Foreign currency translation	(449,801)
Net change in unrealized appreciation (depreciation)	30,350,933
Net realized and unrealized gain (loss)	24,606,647
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,312,434

The accompanying notes are an integral part of these financial statements.	17

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked Bonds & Futures Yield ETF (Consolidated)	Return Stacked Bonds & Managed Futures ETF (Consolidated)		Return Stacked Bonds & Merger Arbitrage ETF
	Period ended January 31, 2025(a)	Year ended January 31, 2025	Period ended January 31, 2024(b)	Period ended January 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$1,361,763	$2,313,855	$601,536	$16,891
Net realized gain (loss)	(8,863,340)	(4,856,779)	(4,831,129)	(2,116)
Net change in unrealized appreciation (depreciation)	(4,076,884)	759,661	1,901,657	28,842
Net increase (decrease) in net assets from operations	(11,578,461)	(1,783,263)	(2,327,936)	43,617

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,385,634)	—	(1,066,381)	(1,263)
Total distributions to shareholders	(2,385,634)	—	(1,066,381)	(1,263)

CAPITAL TRANSACTIONS:
Subscriptions	122,484,002	59,482,820	57,144,810	8,988,150
Redemptions	—	(17,469,663)	(5,194,242)	—
ETF transaction fees (Note 8)	59,742	38,476	28,715	3,994
Net increase (decrease) in net assets from capital transactions	122,543,744	42,051,633	51,979,283	8,992,144

NET INCREASE (DECREASE) IN NET ASSETS	108,579,649	40,268,370	48,584,966	9,034,498

NET ASSETS:
Beginning of the period	—	48,584,966	—	—
End of the period	$108,579,649	$88,853,336	$48,584,966	$9,034,498

SHARES TRANSACTIONS
Subscriptions	6,200,000	3,325,000	3,175,000	450,000
Redemptions	—	(1,025,000)	(300,000)	—
Total increase (decrease) in shares outstanding	6,200,000	2,300,000	2,875,000	450,000

(a)	Inception date of the Fund was August 20, 2024.
(b)	Inception date of the Fund was February 7, 2023.
(c)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.	18

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked Global Stocks & Bonds ETF		Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)
	Year ended January 31, 2025	Period ended January 31, 2024(a)	Period ended January 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$3,203,774	$221,930	$1,010,440
Net realized gain (loss)	584,156	143	(11,983,251)
Net change in unrealized appreciation (depreciation)	14,187,035	1,637,614	11,373,895
Net increase (decrease) in net assets from operations	17,974,965	1,859,687	401,084

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,431,389)	(219,987)	—
Total distributions to shareholders	(2,431,389)	(219,987)	—

CAPITAL TRANSACTIONS:
Subscriptions	177,257,353	63,193,315	162,071,775
Redemptions	(10,839,220)	—	(14,978,687)
ETF transaction fees (Note 8)	25,206	4,972	87,025
Net increase (decrease) in net assets from capital transactions	166,443,339	63,198,287	147,180,113

NET INCREASE (DECREASE) IN NET ASSETS	181,986,915	64,837,987	147,581,197

NET ASSETS:
Beginning of the period	64,837,987	—	—
End of the period	$246,824,902	$64,837,987	$147,581,197

SHARES TRANSACTIONS
Subscriptions	7,675,000	3,075,000	8,025,000
Redemptions	(450,000)	—	(725,000)
Total increase (decrease) in shares outstanding	7,225,000	3,075,000	7,300,000

(a)	Inception date of the Fund was December 4, 2023.
(b)	Inception date of the Fund was May 28, 2024.

The accompanying notes are an integral part of these financial statements.	19

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
	Year ended January 31, 2025	Period ended January 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$1,705,787	$125,627
Net realized gain (loss)	(5,744,286)	(2,333,982)
Net change in unrealized appreciation (depreciation)	30,350,933	3,463,899
Net increase (decrease) in net assets from operations	26,312,434	1,255,544

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(243,000)	(338,962)
Total distributions to shareholders	(243,000)	(338,962)

CAPITAL TRANSACTIONS:
Subscriptions	208,651,832	57,054,943
Redemptions	(10,155,220)	—
ETF transaction fees (Note 8)	109,404	27,027
Net increase (decrease) in net assets from capital transactions	198,606,016	57,081,970

NET INCREASE (DECREASE) IN NET ASSETS	224,675,450	57,998,552

NET ASSETS:
Beginning of the period	57,998,552	—
End of the period	$282,674,002	$57,998,552

SHARES TRANSACTIONS
Subscriptions	8,875,000	2,900,000
Redemptions	(425,000)	—
Total increase (decrease) in shares outstanding	8,450,000	2,900,000

(a)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.	20

Consolidated Financial Highlights	Return Stacked Bonds & Futures Yield ETF

For a share outstanding throughout the period presented

	Period ended January 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.24
Net realized and unrealized gain (loss) on investments(d)	(2.33)
Total from investment operations	(2.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)
Total distributions	(0.41)

ETF transaction fees per share	0.01
Net asset value, end of period	$17.51

TOTAL RETURN(e)	-10.42%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$108,580
Ratio of expenses to average net assets(f)(g)	0.95%
Ratio of broker interest expense to average net assets(f)(g)	0.00	%(h)
Ratio of net investment income (loss) to average net assets(f)(g)	2.93%
Portfolio turnover rate(e)(i)	32%

(a)	Inception date of the Fund was August 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	21

Consolidated Financial Highlights	Return Stacked Bonds & Managed Futures ETF

For a share outstanding throughout the periods presented

	Year ended January 31, 2025		Period ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$16.90		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.51		0.44
Net realized and unrealized gain (loss) on investments(d)	(0.25)		(3.15)
Total from investment operations	0.26		(2.71)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.41)
Total distributions	—		(0.41)

ETF transaction fees per share	0.01		0.02
Net asset value, end of period	$17.17		$16.90

TOTAL RETURN(e)	1.60%		-13.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$88,853		$48,585
Ratio of expenses to average net assets(f)(g)	0.95%		0.99%
Ratio of broker interest expense to average net assets(f)(g)	0.00	%(h)	—%
Ratio of net investment income (loss) to average net assets(f)(g)	2.93%		2.54%
Portfolio turnover rate(e)(i)	103%		259%

(a)	Inception date of the Fund was February 7, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	22

Financial Highlights	Return Stacked Bonds & Merger Arbitrage ETF

For a share outstanding throughout the period presented

	Period ended January 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized gain (loss) on investments(c)	0.03
Total from investment operations	0.07

LESS DISTRIBUTIONS FROM:
Net investment income	0.00	(d)
Total distributions	0.00	(d)

ETF transaction fees per share	0.01
Net asset value, end of period	$20.08

TOTAL RETURN(e)	0.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,034
Ratio of expenses to average net assets(f)	0.95%
Ratio of broker interest expense to average net assets(f)	0.00	%(g)
Ratio of net investment income (loss) to average net assets(f)	1.77%
Portfolio turnover rate(e)(h)	2%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Amount represents less than $0.00.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	23

Financial Highlights	Return Stacked Global Stocks & Bonds ETF

For a share outstanding throughout the periods presented

	Year ended January 31, 2025		Period ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.09		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.48		0.11
Net realized and unrealized gain (loss) on investments(d)	2.65		1.11
Total from investment operations	3.13		1.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.13)
Net long-term capital gains	(0.04)		—
Total distributions	(0.26)		(0.13)

ETF transaction fees per share	0.00	(e)	0.00 (e)
Net asset value, end of period	$23.96		$21.09

TOTAL RETURN(f)	14.88%		6.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$246,825		$64,838
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)(h)	0.50%		0.50%
After expense reimbursement/recoupment(g)(h)	0.35%		0.35%
Ratio of broker interest income to average net assets(g)(h)	0.00	%(i)	—%
Ratio of net investment income (loss) to average net assets(g)(h)	2.06%		3.41%
Portfolio turnover rate(f)(j)	7%		—%

(a)	Inception date of the Fund was December 4, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.
(i)	Amount represents less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	24

Consolidated Financial Highlights	Return Stacked U.S. Stocks & Futures Yield ETF

For a share outstanding throughout the period presented

	Period ended January 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.14
Net realized and unrealized gain (loss) on investments(d)	0.07
Total from investment operations	0.21

ETF transaction fees per share	0.01
Net asset value, end of period	$20.22

TOTAL RETURN(e)	1.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$147,581
Ratio of expenses to average net assets(f)(g)	0.95%
Ratio of broker interest income to average net assets(f)(g)	0.00	%(h)
Ratio of net investment income (loss) to average net assets(f)(g)	1.02%
Portfolio turnover rate(e)(i)	75%

(a)	Inception date of the Fund was May 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	25

Consolidated Financial Highlights	Return Stacked U.S. Stocks & Managed Futures ETF

For a share outstanding throughout the periods presented

	Year ended January 31, 2025		Period ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.23		0.11
Net realized and unrealized gain (loss) on investments(d)	4.69		0.06
Total from investment operations	4.92		0.17

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)
Net long-term capital gains	(0.02)		(0.07)
Total distributions	(0.02)		(0.19)

ETF transaction fees per share	0.01		0.02
Net asset value, end of period	$24.91		$20.00

TOTAL RETURN(e)	24.65%		0.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$282,674		$57,999
Ratio of expenses to average net assets(f)(g)	0.95%		0.96%
Ratio of broker interest income to average net assets(f)(g)	0.00	%(h)	—%
Ratio of net investment income (loss) to average net assets(f)(g)	0.95%		1.32%
Portfolio turnover rate(e)(i)	118%		19%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	26

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

NOTE 1 – ORGANIZATION

The Return Stacked Bonds & Futures Yield ETF (the “RSBY ETF”), the Return Stacked Bonds & Managed Futures ETF (the “RSBT ETF”), the Return Stacked Bonds & Merger Arbitrage ETF (the “RSBA ETF”), the Return Stacked Global Stocks and Bonds ETF (the “RSSB ETF”), the Return Stacked U.S. Stocks & Futures Yield ETF (the “RSSY Fund”), and the Return Stacked U.S. Stocks & Managed Futures ETF (the “RSST ETF”) (each a “Fund”, and collectively, the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Newfound Research LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. ReSolve Asset Management SEZC (Cayman) (“ReSolve or “Futures Trading Advisor”) serves as futures trading advisor to RSBY ETF, RSBT ETF, RSSY ETF and RSST ETF and their respective Subsidiaries. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The RSBY ETF commenced operations on August 20, 2024, the RSBT ETF commenced operations on February 7, 2023, the RSBA ETF commenced operations on December 17, 2024, the RSSB ETF commenced operations on December 4, 2023, the RSSY Fund commenced operations on May 28, 2024, and the RSST ETF commenced operations on September 5, 2023.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2025:

RSBY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$53,968,951	$—	$—	$53,968,951
Money Market Funds	37,974,286	—	—	37,974,286
Total Investments	$91,943,237	$—	$—	$91,943,237

Other Financial Instruments:(a)
Futures Contracts	$3,381,151	$—	$—	$3,381,151
Total Other Financial Instruments	$3,381,151	$—	$—	$3,381,151

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(6,073,992)	$—	$—	$(6,073,992)
Total Other Financial Instruments	$(6,073,992)	$—	$—	$(6,073,992)

RSBT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$44,208,983	$—	$—	$44,208,983
Money Market Funds	31,584,638	—	—	31,584,638
Total Investments	$75,793,621	$—	$—	$75,793,621

Other Financial Instruments:(a)
Futures Contracts	$2,987,812	$—	$—	$2,987,812
Total Other Financial Instruments	$2,987,812	$—	$—	$2,987,812

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(996,251)	$—	$—	$(996,251)
Total Other Financial Instruments	$(996,251)	$—	$—	$(996,251)

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

RSBA ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(b)	$3,715,568	$—	$—	$3,715,568
Money Market Funds	5,053,970	—	—	5,053,970
Total Investments	$8,769,538	$—	$—	$8,769,538

Other Financial Instruments:(a)
Futures Contracts	$12,390	$—	$—	$12,390
Total Other Financial Instruments	$12,390	$—	$—	$12,390

Liabilities:
Other Financial Instruments:
Common Stocks(b)	$(595,532)	$—	$—	$(595,532)
Total Other Financial Instruments	$(595,532)	$—	$—	$(595,532)

RSSB ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$226,357,065	$—	$—	$226,357,065
Money Market Funds	10,366,218	—	—	10,366,218
Total Investments	$236,723,283	$—	$—	$236,723,283

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(2,765,643)	$—	$—	$(2,765,643)
Total Other Financial Instruments	$(2,765,643)	$—	$—	$(2,765,643)

RSSY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$109,519,042	$—	$—	$109,519,042
Money Market Funds	16,131,750	—	—	16,131,750
Total Investments	$125,650,792	$—	$—	$125,650,792

Other Financial Instruments:(a)
Futures Contracts	$5,006,372	$—	$—	$5,006,372
Total Other Financial Instruments	$5,006,372	$—	$—	$5,006,372

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(7,365,904)	$—	$—	$(7,365,904)
Total Other Financial Instruments	$(7,365,904)	$—	$—	$(7,365,904)

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

RSST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$210,133,862	$—	$—	$210,133,862
Money Market Funds	28,911,400	—	—	28,911,400
Total Investments	$239,045,262	$—	$—	$239,045,262

Other Financial Instruments:(a)
Futures Contracts	$9,520,518	$—	$—	$9,520,518
Total Other Financial Instruments	$9,520,518	$—	$—	$9,520,518

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(4,427,756)	$—	$—	$(4,427,756)
Total Other Financial Instruments	$(4,427,756)	$—	$—	$(4,427,756)

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

(b)	See schedule of investments and schedule of securities sold short for a more detailed breakout by type.

B.	Derivative Instruments. The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Fund’s average net notional value of futures contracts outstanding during the period ended January 31, 2025, were $51,224,014 for the RSBY ETF, $13,008,427 for the RSBT ETF, $8,735,695 for the RSBA ETF, $171,146,095 for the RSSB ETF, $(56,514,661) for the RSSY ETF and $(33,704,758) for the RSST ETF. The following tables show the effects of derivative instruments on the financial statements.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

Statements of Assets and Liabilities

Fair value of derivative instruments as of January 31, 2025:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

RSBY ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$190,841	on futures contracts (see	$1,688,771
Equities Risk	Consolidated Statements	580,997	Consolidated Statements	938,817
Currency Risk	of Assets and	2,609,313	of Assets and	1,376,750
Interest Rate Risk	Liabilities)	—	Liabilities)	2,069,654
Total		$3,381,151		$6,073,992

RSBT ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$179,378	on futures contracts (see	$149,076
Equities Risk	Consolidated Statements	1,683,403	Consolidated Statements	235,995
Currency Risk	of Assets and	1,079,576	of Assets and	50,937
Interest Rate Risk	Liabilities)	45,455	Liabilities)	560,243
Total		$2,987,812		$996,251

RSBA ETF
Futures Contracts
	Unrealized appreciation		Unrealized depreciation
	on futures contracts (see		on futures contracts (see
	Statements of Assets and		Statements of Assets and
Interest Rate Risk	Liabilities)	$12,390	Liabilities)	$—
Total		$12,390		$—

RSSB ETF
Futures Contracts
	Unrealized appreciation		Unrealized depreciation
	on futures contracts (see		on futures contracts (see
Equities Risk	Statements of Assets and	$—	Statements of Assets and	$339,830
Interest Rate Risk	Liabilities)	—	Liabilities)	2,425,813
Total		$—		$2,765,643

RSSY ETF
Futures Contracts			Unrealized depreciation
Commodities Risk	Unrealized appreciation	$263,255	on futures contracts (see	$2,291,901
Equities Risk	on futures contracts (see	1,098,727	Consolidated Statements	1,255,835
Currency Risk	Consolidated Statements	3,644,390	of Assets and	1,928,334
Interest Rate Risk	of Assets and Liabilities)	—	Liabilities)	1,889,834
Total		$5,006,372		$7,365,904

RSST ETF
Futures Contracts
Commodities Risk	Unrealized appreciation	$562,814	Unrealized depreciation	$491,644
Equities Risk	on futures contracts (see	5,067,996	on futures contracts (see	1,713,623
Currency Risk	Consolidated Statements	3,868,065	Consolidated Statements	157,906
Interest Rate Risk	of Assets and Liabilities)	21,643	of Assets and Liabilities)	2,064,583
Total		$9,520,518		$4,427,756

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended January 31, 2025:

			Change in Unrealized
		Realized Gain (Loss)	Appreciation
	Location of Gain	on Derivatives	(Depreciation) on
	(Loss) on Derivatives	Recognized in	Derivatives Recognized in
Instrument	Recognized in Income	Income	Income
RSBY ETF	Net realized gain (loss)
Futures Contracts	and unrealized
Commodities Risk	appreciation (depreciation)	$(3,018,705)	$(1,497,930)
Equities Risk	on futures contracts	(2,437,974)	(357,821)
Currency Risk		2,754,287	1,232,563
Interest Rate Risk		(5,768,890)	(2,069,653)
Total		$(8,471,282)	$(2,692,841)
RSBT ETF	Net realized gain (loss)
Futures Contracts	and unrealized
Commodities Risk	appreciation (depreciation)	$(814,605)	$(24,321)
Equities Risk	on futures contracts	2,480,391	781,772
Currency Risk		(600,266)	1,101,362
Interest Rate Risk		(5,736,852)	(723,993)
Total		$(4,671,332)	$1,134,820
RSBA ETF	Net realized gain (loss)
Futures Contracts	and unrealized
	appreciation (depreciation)
	on futures contracts
Interest Rate Risk		$—	$12,390
Total		$—	$12,390
RSSB ETF	Net realized gain (loss)
Futures Contracts	and unrealized
	appreciation (depreciation)
	on futures contracts
Equities Risk		$2,752,774	$(516,839)
Interest Rate Risk		(3,604,360)	(2,801,908)
Total		$(851,586)	$(3,318,747)
RSSY ETF	Net realized gain (loss)
Futures Contracts	and unrealized
Commodities Risk	appreciation (depreciation)	$(7,341,422)	$(2,028,646)
Equities Risk	on futures contracts	113,028	(157,108)
Currency Risk		1,132,319	1,716,056
Interest Rate Risk		(6,770,291)	(1,889,834)
Total		$(12,866,366)	$(2,359,532)
RSST ETF	Net realized gain (loss)
Futures Contracts	and unrealized
Commodities Risk	appreciation (depreciation)	$(3,345,634)	$43,843
Equities Risk	on futures contracts	8,834,385	2,307,193
Currency Risk		(660,957)	3,678,995
Interest Rate Risk		(9,183,880)	(2,064,080)
Total		$(4,356,086)	$3,965,951

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C.	Federal Income Taxes. The Funds have each elected to be taxed as a regulated investment company (“RIC”) and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

As of January 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Subsidiaries (defined in Note 2.G.) are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income and expense is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

E.	Futures Contracts. The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign Government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended January 31, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. or StoneX acting as the futures commission merchant.

F.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

G.	Basis for Consolidation for the Fund. Return Stacked RSBY Cayman Subsidiary (“RSBY CFC”), Return Stacked Cayman Subsidiary (“RSBT CFC”), Return Stacked RSSY Cayman Subsidiary (“RSSY CFC”), and Newfound RSST Cayman Subsidiary (“RSST CFC”), respectively (collectively, the “Subsidiaries”). Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Funds, the Subsidiaries may invest without limitation in futures contracts; however, the Subsidiaries will comply with the same 1940 Act, requirements that are applicable to the Funds’ transactions in derivatives. In addition, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Funds. Unlike the Funds, the Subsidiaries will not seek to qualify as a RIC under the Code. The Funds are the sole investor in their respective Subsidiaries and do not expect the shares of the Subsidiaries to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Funds and their Subsidiaries.

Each Fund’s investment in its subsidiary as of January 31, 2025 was as follows:

			% of
Fund	Subsidiary	Net Assets	Fund
RSBY	RSBY CFC	$4,564,718	4.2%
RSBT	RSBT CFC	$1,234,865	1.4%
RSSY	RSSY CFC	$6,173,326	4.2%
RSST	RSST CFC	$3,819,978	1.4%

H.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

I.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

J.	Short Sales. RSBA ETF may make short sales as part of their overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. RSBA ETF may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose RSBA ETF to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to RSBA ETF. A gain on a short sale is limited to the price at which a Fund sold the security short and a loss, unlimited in size, will be recognized upon the termination of the short sale. RSBA ETF’s investment performance may also suffer if either RSBA ETF is required to close out a short position earlier than they had intended. RSBA ETF must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. RSBA ETF will be required to pledge their liquid assets to the broker to secure their performance on short sales. As a result, the assets pledged may not be available to meet the RSBA ETF’s needs for immediate cash or other liquidity. Interest income is accrued on cash proceeds held at the broker for short sales. In addition, RSBA ETF may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with RSBA ETF’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause RSBA ETF to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of RSBA ETF.

K.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

L.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

M.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Funds, rounded to the nearest cent. Fund shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (“CboeBZX”) is closed for trading.

N.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

O.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

P.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These reclassifications are primarily due to adjustments for redemptions in-kind and activity related to the Subsidiaries. For the period ended January 31, 2025, the following adjustments were made:

		Total Distributable
	Paid-In	Earnings/(Accumulated
Fund	Capital	losses)
RSBY	$(4,479,349)	$4,479,349
RSBT	$(776,203)	$776,203
RSBA	$—	$—
RSSB	$1,623,399	$(1,623,399)
RSSY	$5,405,013	$(5,405,013)
RSST	$(3,200,392)	$3,200,392

During the year ended January 31, 2025, the RSSB ETF realized $1,623,399 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund and are not distributed to shareholders, they have been reclassified from accumulated losses to paid-in capital.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Bond Risks. Each Fund will be subject to bond and fixed income risks through its investments in U.S. Treasury securities, broad-based bond ETFs, and investments in U.S. Treasury and fixed-income futures contracts. Changes in interest rates generally will cause the value of fixed-income and bond instruments held by each Fund (or underlying ETFs) to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating-rate loans to price volatility related to changes in prevailing interest rates. The prices of floating-rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Each Fund (or underlying ETFs) may invest in short-term securities that, when interest rates decline, affect each Fund’s (or underlying ETF’s) yield as these securities mature or are sold and each Fund (or underlying ETFs) purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Cayman Subsidiary Risk (RSBY ETF, RSBT ETF, RSSY ETF & RSST ETF Only). By investing in the Subsidiaries, the Funds are indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Su bsidiaries are subject to the same economic risks that apply to similar investments if held directly by the Funds. The Subsidiaries are not registered under the 1940 Act, and, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to continue to operate as they do currently and could adversely affect the Funds. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If the Cayman Islands law changes such that the Subsidiaries must pay the Cayman Islands taxes, the Funds’ shareholders would likely suffer decreased investment returns.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset or assets. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Funds to make daily cash payments to maintain its required margin, particularly at times when the Funds may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as adviser to the Subsidiaries pursuant to advisory agreements between the Adviser and the Subsidiaries (the “Subsidiary Advisory Agreements”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiaries and is not entitled to any compensation under the Subsidiary Advisory Agreements.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

		Investment Advisory Fee
Fund	Investment Advisory Fee	After Waiver
RSBY ETF	0.95%	N/A
RSBT ETF	0.95%	N/A
RSBA ETF	0.95%	N/A
RSSB ETF (a)	0.50%	0.35%
RSST ETF	0.95%	N/A
RSSY ETF	0.95%	N/A

(a)	The Adviser has contractually agreed to waive to 0.35% of its Investment Advisory Fee for the RSSB ETF until at least May 30, 2025 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees waived with respect to the RSSB ETF are not subject to reimbursement to the Adviser by the Fund. Investment Advisory Fees for the period ended January 31, 2025 are disclosed in the Statements of Operations.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory fees for the period ended January 31, 2025 are disclosed in the Statements of Operations.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

ReSolve serves as the futures trading advisor to RSBY ETF, RSBT ETF, RSSY ETF, RSST ETF and each Subsidiary, pursuant to a trading advisory agreement (the “Trading Advisory Agreement”) between the Adviser and the Futures Trading Advisor.

Pursuant to the Trading Advisory Agreement, the Futures Trading Advisor is responsible for the day-to-day management of the respective Funds’ commodities portfolio, including recommending commodities investments to be purchased and sold by the respective Funds, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the respective Funds’ average daily net assets.

The Futures Trading Advisor also serves as the futures trading advisor to each of the Subsidiaries, respectively, organized under the laws of the Cayman Islands as an exempted company, pursuant to trading advisory agreements between the Adviser and the Futures Trading Advisor (the “Subsidiary Trading Advisory Agreements”). Under the Subsidiary Trading Advisory Agreements, the Futures Trading Advisor is responsible for the day-to-day management of each Subsidiary’s commodities portfolio, including making recommendations about the commodities investments to be purchased and sold by each Subsidiary, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is not paid an additional fee under the Subsidiary Trading Advisory Agreements.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly. The Sub-Adviser and Resolve have agreed to assume the Adviser’s obligation to pay a portion of expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser and Resolve a corresponding share of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal, (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities in-kind transactions, and purchases and sales of the Subsidiaries, were as follows:

Fund	Purchases	Sales
RSBY ETF	$72,542,420	$16,913,271
RSBT ETF	60,171,121	40,156,929
RSBA ETF	3,745,747	74,603
RSSB ETF	54,237,808	10,204,732
RSSY ETF	177,367,808	82,496,292
RSST ETF	299,705,064	159,216,724

For the period ended January 31, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended January 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RSBY ETF	$—	$—
RSBT ETF	—	—
RSBA ETF	—	—
RSSB ETF	114,662,668	10,035,361
RSSY ETF	—	—
RSST ETF	—	—

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended January 31, 2025 was as follows:

Distributions paid from:	RSBY ETF	RSBT ETF	RSBA ETF	RSSB ETF
Ordinary income	$2,385,634	$—	$1,263	$2,099,440
Long-term capital gain	—	—	—	331,949
Return of capital	—	—	—	—
Total distributions paid	$2,385,634	$—	$1,263	$2,431,389

Distributions paid from:	RSSY ETF	RSST ETF
Ordinary income	$—	$—
Long-term capital gain	—	243,000
Return of capital	—	—
Total distributions paid	$—	$243,000

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

The tax character of distributions paid during the period ended January 31, 2024 was as follows:

Distributions paid from:	RSBT ETF	RSSB ETF	RSST ETF
Ordinary income	$1,065,233	$219,987	$209,669
Long-term capital gain	—	—	129,293
Return of capital	1,148	—	—
Total distributions paid	$1,066,381	$219,987	$338,962

As of January 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RSBY ETF	RSBT ETF	RSBA ETF	RSSB ETF
Investments, at cost (a)	$92,841,373	$77,200,196	$8,172,198	$215,571,969
Gross tax unrealized appreciation	61,044	842,680	45,473	19,040,776
Gross tax unrealized depreciation	(2,244,770)	(459,177)	(31,275)	(655,105)
Net tax unrealized appreciation (depreciation)	(2,183,726)	383,503	14,198	18,385,671
Undistributed ordinary income (loss)	2,848,489	1,151,876	20,722	1,327,577
Undistributed long-term capital gain (loss)	—	—	7,434	—
Total distributable earnings/(accumulated losses)	2,848,489	1,151,876	28,156	1,327,577
Other accumulated gain (loss)	(10,149,509)	(4,346,676)	—	(4,153,371)
Total distributable earnings/(accumulated losses)	$(9,484,746)	$(2,811,297)	$42,354	$15,559,877

	RSSY ETF	RSST ETF
Investments, at cost (a)	$112,477,589	$216,090,530
Gross tax unrealized appreciation	13,774,403	29,923,766
Gross tax unrealized depreciation	(953,864)	(2,398,610)
Net tax unrealized appreciation (depreciation)	12,820,539	27,525,156
Undistributed ordinary income (loss)	3,687,309	3,964,528
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings/(accumulated losses)	3,687,309	3,964,528
Other accumulated gain (loss)	(21,511,777)	(400,483)
Total distributable earnings/(accumulated losses)	$(5,003,929)	$31,089,201

(a)           The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and mark-to-market treatment of futures contracts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of January 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of January 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
RSBY ETF	$4,072,299	$6,077,210
RSBT ETF	1,398,968	2,947,708
RSBA ETF	—	—
RSSB ETF	1,651,171	2,502,200
RSSY ETF	17,125,731	4,386,046
RSST ETF	—	400,483

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2025

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Return Stacked ETFs

To the Shareholders of Return Stacked ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities or consolidated statements of assets and liabilities, including the schedules of investments or consolidated schedules of investments, schedules of futures contracts or consolidated schedules of futures contracts, and schedules of securities sold short (as applicable), of Return Stacked ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of January 31, 2025, the related statements of operations or consolidated statements of operations, the statements of changes in net assets or consolidated statements of changes in net assets, and the financial highlights or consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Return Stacked Bonds & Futures Yield ETF	For the period from August 20, 2024 (commencement of operations) through January 31, 2025
Return Stacked Bonds & Managed Futures ETF	For the year ended January 31, 2025	For the year ended January 31, 2025 and for the period from February 7, 2023 (commencement of operations) through January 31, 2024
Return Stacked U.S. Stocks & Futures Yield ETF	For the period from May 28, 2024 (commencement of operations) through January 31, 2025
Return Stacked U.S. Stocks & Managed Futures ETF	For the year ended January 31, 2025	For the year ended January 31, 2025 and for the period from September 5, 2023 (commencement of operations) though January 31, 2024

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Return Stacked Bonds & Merger Arbitrage ETF	For the period from December 17, 2024 (commencement of operations) through January 31, 2025
Return Stacked Global Stocks & Bonds ETF	For the year ended January 31, 2025	For the year ended January 31, 2025 and for the period from December 4, 2023 (commencement of operations) through January 31, 2024

Report of Independent Registered Public Accounting Firm	Return Stacked ETFs

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

March 28, 2025

Other Non-Audited Information	Return Stacked ETFs

January 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended January 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Return Stacked Bonds & Futures Yield ETF	0.00%
Return Stacked Bonds & Managed Futures ETF	0.00%
Return Stacked Bonds & Merger Arbitrage ETF	0.00%
Return Stacked Global Stocks & Bonds ETF	68.37%
Return Stacked U.S. Stocks & Futures Yield ETF	0.00%
Return Stacked U.S. Stocks & Managed Futures ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended January 31, 2025, were as follows:

Return Stacked Bonds & Futures Yield ETF	0.00%
Return Stacked Bonds & Managed Futures ETF	0.00%
Return Stacked Bonds & Merger Arbitrage ETF	0.00%
Return Stacked Global Stocks & Bonds ETF	0.00%
Return Stacked U.S. Stocks & Futures Yield ETF	0.00%
Return Stacked U.S. Stocks & Managed Futures ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended January 31, 2025, were as follows:

Return Stacked Bonds & Futures Yield ETF	0.00%
Return Stacked Bonds & Managed Futures ETF	0.00%
Return Stacked Bonds & Merger Arbitrage ETF	0.00%
Return Stacked Global Stocks & Bonds ETF	10.54%
Return Stacked U.S. Stocks & Futures Yield ETF	0.00%
Return Stacked U.S. Stocks & Managed Futures ETF	0.00%

43

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 15, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and Newfound Research LLC (“Newfound” or the “Sub-Adviser”) with respect to the Return Stacked® ETFs;

●	a Futures Trading Advisory Agreement (the “Futures Trading Advisory Agreement”) between the Adviser and ReSolve Asset Management SEZC (Cayman) (“ReSolve” or the “Futures Trading Adviser”) with respect to the Return Stacked® ETFs;

●	an Investment Advisory Agreement between the RSBY Cayman Subsidiary and the Adviser with respect to the Return Stacked® Bonds & Futures Yield ETF;

●	an Investment Advisory Agreement between the RSSY Cayman Subsidiary and the Adviser with respect to the Return Stacked® U.S. Equity & Futures Yield ETF;

●	a Futures Trading Advisory Agreement between the Adviser and ReSolve with respect to the RSBY Cayman Subsidiary; and

●	a Futures Trading Advisory Agreement between the Adviser and ReSolve with respect to the RSSY Cayman Subsidiary.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary); (ii) the costs of the services to be provided and the profits to be realized by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary) from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary) and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 15, 2024. Among other things, each of the Adviser, Sub-Adviser and Futures Trading Adviser provided responses to a detailed series of questions, which included information about the Adviser’s, Sub-Adviser’s and Future Trading Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements, Sub-Advisory Agreement and Futures Trading Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary), the Board reviewed the Adviser’s, Sub-Adviser’s and Futures Trading Adviser’s (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary) compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary) working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary), such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary) based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Morningstar peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board did note that the Adviser did not receive any additional compensation for serving as investment adviser to the RSBY Cayman Subsidiary and RSSY Cayman Subsidiary.

The Board noted that because the Funds are new, it also was difficult to estimate whether each Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser and the Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary) for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser, Sub-Adviser and Futures Trading Adviser given the work performed by each firm. The Board also noted that, with respect to the Return Stacked® ETFs, the Futures Trading Adviser is not receiving any additional compensation for serving as futures trading adviser to the RSBY Cayman Subsidiary and RSSY Cayman Subsidiary. The Board also considered that Newfound Research LLC and ReSolve Asset Management SEZC were acting as sponsors for the Return Stacked® Bonds & Futures Yield ETF and the Return Stacked® U.S. Equity & Futures Yield ETF and the Adviser, Tidal ETF Services LLC (an affiliate of the Adviser and the Funds’ administrator), and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees and futures trading advisory fee paid to the Sub-Adviser and Futures Trading Adviser (with respect to the Return Stacked® ETFs, RSBY Cayman Subsidiary and RSSY Cayman Subsidiary) is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser, the Sub-Adviser and the Futures Trading Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser and Futures Trading Adviser from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements and Futures Trading Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement, Sub-Advisory Agreement and Futures Trading Agreement are fair and reasonable; (b) concluded that each of the Adviser’s, Sub-Adviser’s and Futures Trading Adviser’s fees are reasonable in light of the services that the Adviser, Sub-Adviser and Futures Trading Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 8, 2025

* Print the name and title of each signing officer under his or her signature.